Income Taxes (Tables)	12 Months Ended
Nov. 30, 2012
Income Taxes
Schedule of provision (benefit) from income taxes

		Year Ended November 30,
		2012	2011	2010
U.K.	Current	$—	$—	$—
U.S.	Current	1,941	1,604	569
Other jurisdictions	Current	178	40	72
	Deferred	(2,517)	1,432	(16,632)

Total		$(398)	$3,076	$(15,991)

Schedule of components of deferred tax assets and liabilities

	November 30,
	2012	2011
Deferred tax assets:
U.K. net operating loss carryforwards	$8,929	$6,477
U.S. net operating loss carryforwards	5,263	5,668
Other net operating loss carryforwards	2,131	1,541
Timing difference on equity compensation	4,100	5,783
Property, plant and equipment	4,619	5,041
Timing differences on inventory	2,228	3,210
Forward foreign exchange contracts	—	446
Other deferred tax assets	102	312
Less: valuation allowance	(2,131)	(4,751)

Total deferred tax assets	25,241	23,727
Deferred tax liabilities
Forward foreign exchange contracts	(265)	—
Intangible assets	(819)	(1,231)

Net deferred tax assets	$24,157	$22,496

Current	$228	$9,020
Non-current	$23,929	$13,476

Schedule of application of notional U.K. rate for purposes of reconciliation between the provision for (benefit from) income taxes at the statutory rate and the effective tax rate

	Year Ended November 30,
	2012	2011	2010
Provision (benefit) for income taxes at corporation tax rate	24.0%	26.0%	28.0%
Adjustment in respect of prior years	(8.4)	1.8	(2.4)
Other nondeductible expenses	0.1	(0.3)	—
Research and development tax credits	(26.2)	(13.6)	(0.3)
Effect of change in U.K. tax rate	6.8	3.3	—
Tax differentials on foreign income	(3.9)	(2.2)	(7.8)
Other valuation allowances	1.4	2.2	(29.8)
Movement in unrecognized tax benefits	3.9	(7.1)	(0.6)

Provision (benefit) for income taxes	(2.3)%	10.1%	(12.9)%

Schedule of components of income before income taxes

	Year Ended November 30,
	2012	2011	2010
U.K.	$7,536	$17,937	$80,251
U.S.	6,000	8,726	8,521
Malaysia	5,376	8,702	36,028
Other	(1,650)	(3,992)	(1,363)

Total	$17,262	$31,373	$123,437

Summary of activity related to the Company's gross unrecognized tax benefits

	Year Ended November 30,
	2012	2011
Balance of unrecognized tax benefits at December 1	$3,859	$6,421
Gross increase for tax positions taken during a prior period	29	76
Gross decrease for tax positions taken during a prior period	(60)	(314)
Gross increase for tax positions taken during the current period	810	972
Settlements	(147)	(1,973)
Reductions as a result of a lapse of the applicable statute of limitations	(190)	(1,323)

Balance of unrecognized tax benefits at November 30	$4,301	$3,859